Organization and Principal Activities - Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2020
Huya Limited [Member]
Subsidiaries and Variable Interest Entities [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jan. 04, 2017
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Guangzhou Huya Technology Co., Ltd. ("Huya Technology") [Member]
Subsidiaries and Variable Interest Entities [Line Items]
Place of incorporation	PRC
Date of incorporation	Jun. 16, 2017
% of direct or indirect economic ownership	100.00%
Principal activities	Software development
HUYA PTE LTD [Member]
Subsidiaries and Variable Interest Entities [Line Items]
Place of incorporation	Singapore
Date of incorporation	Jul. 23, 2018
% of direct or indirect economic ownership	100.00%
Principal activities	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. ("Hainan Huya") [Member]
Subsidiaries and Variable Interest Entities [Line Items]
Place of incorporation	PRC
Date of incorporation	Dec. 04, 2019
% of direct or indirect economic ownership	100.00%
Principal activities	Cultural and Creative services
Guangzhou Huya Information Technology Company Limited [Member]
Subsidiaries and Variable Interest Entities [Line Items]
Place of incorporation	PRC
Date of incorporation	Aug. 10, 2016
% of direct or indirect economic ownership	100.00%
Principal activities	Internet value added services